SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022		Mar. 31, 2021		Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance (shares)	13,000	37,000	13,000		13,000		13,000	13,000	13,000		15,000
Beginning balance (USD per share)	$ 47.53	$ 19.63	$ 47.53		$ 47.53		$ 47.53	$ 47.53	$ 47.53		$ 47.77
Weighted average remaining contractual term ending			7 years 2 months 12 days				2 years	1 year 9 months 18 days	2 years 6 months		3 years 6 months		4 years 4 months 24 days
Intrinsic value, beginning			$ 0	[1]	$ 0	[1]	$ 0 [1]	$ 0 [1]	$ 0	[1]	$ 0	[1]
Number of shares, granted	0	0	24,000		0		24,000	24,000	0		0
Weighted average exercise price, granted			$ 4.51				$ 4.51	$ 4.51
Weighted average remaining contractual term granted			9 years 10 months 24 days				9 years 10 months 24 days	9 years 10 months 24 days
Ending balance (shares)	13,000	13,000	37,000				13,000	13,000	13,000		13,000		15,000
Ending balance (USD per share)	$ 47.53	$ 47.53	$ 19.63				$ 47.53	$ 47.53	$ 47.53		$ 47.53		$ 47.77
Intrinsic value, ending									$ 0	[1]	$ 0	[1]	$ 0	[1]
Number of shares, forfeited							(24,000)	(24,000)
Weighted average exercise price, forfeited							$ 4.51	$ 4.51
Weighted average remaining contractual term forfeited							9 years 10 months 24 days	9 years 10 months 24 days

[1]	Represents the aggregate gain on exercise for vested in-the-money options.